IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2018	Oct. 31, 2017
Financial institutions [member] | Business and government portfolios [member] | OTC derivatives [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit risk derivatives at fair value, net of CVA	$ 0	$ 0